Note 7 - Risk Management -Headings Of Balance under Market Risk (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets at fair value through profit or loss classified as held for trading [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		€ 59,008	€ 64,623	€ 64,370
Amount Of The Balance Sheet Other Metric Market Risk	[1]	441	1,480	4,712
Available for sale financial assets [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		5,661	7,119	8,234
Amount Of The Balance Sheet Other Metric Market Risk	[1]	24,083	28,771	50,088
Equity instruments [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		0	0	0
Amount Of The Balance Sheet Other Metric Market Risk	[1]	2,404	3,559	4,067
Hedging Derivatives Assets [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		829	1,041	528
Amount Of The Balance Sheet Other Metric Market Risk	[1]	1,397	1,415	1,888
Financial Liabilities Held for Trading [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		42,468	47,491	42,550
Amount Of The Balance Sheet Other Metric Market Risk	[1]	2,526	2,223	6,277
Hedging Derivatives Liabilities [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR		1,157	1,305	1,128
Amount Of The Balance Sheet Other Metric Market Risk	[1]	€ 638	€ 689	€ 806

[1]	(*) Includes mainly assets and liabilities managed by ALCO.